Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 3,182,565	$ 2,817,825	$ 1,610,055
Adjustments to reconcile net income to cash used in operating activities:
Expected credit loss allowance	1,308,589	1,118,634	403,071
Depreciation of property and equipment	22,203	14,465	9,409
Amortization of intangible assets	4,024	2,755	2,254
Amortization of operating lease right-of-use asset	281,006	125,902	6,093
Impairment for contract cost		132,444
Gain on disposal of a subsidiary	(60,622)
Changes in assets and liabilities
Accounts receivable	(7,357,104)	(7,082,779)	(7,369,028)
Prepayments, deposits and other receivables	(1,726,074)	(1,046,756)	(10,763)
Contract costs			421,034
Deferred tax assets	(196,288)	(187,662)	51,036
Accounts payable	7,050,519	1,757,876	3,022,946
Operating lease liabilities	(281,682)	(122,460)	(6,238)
Income tax payable	179,026	289,890	176,955
Accrued expenses and other payables	384,468	2,071,014	513,283
Warranty provision	(25,155)	(26,750)	39,700
Contract liabilities	(288,656)	795,256	(652,898)
Prepayments	(4,347,391)	(2,088,867)	(121,103)
Advances to shareholders	(415,590)
Repayments from a shareholder		239,734	426,578
Advances to related parties		(875,797)	(1,022)
Repayment from related parties	800,893
Advances from related parties	10,695		8,944
Repayment to related parties		(10,350)
Net cash used in operating activities	(1,474,574)	(2,075,626)	(1,469,694)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(4,917)	(66,745)	(3,056)
Purchase of intangible assets	(35,011)	(5,381)	(2,201)
Disposal of a subsidiary	(11,732)
Net cash used in investing activities	(51,660)	(72,126)	(5,257)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment to long-term loan from related party	(185,969)	(91,308)	(27,096)
Repayment to long-term other borrowings		(159,973)	(4,852)
Proceeds from long-term other borrowings	194,005		11,645
Proceeds from short-term loan from a shareholder		187,246
Proceeds from short-term bank loans	2,100,793	1,841,745	583,801
Repayment of short-term bank loans	(1,755,742)	(725,536)
Repayment of long-term bank loans	(35,634)	(63,700)	(102,669)
Proceeds from long-term bank loans	83,145	291,470	169,303
Advances from shareholders	562,247		1,036,247
Repayment to shareholders		(926,771)
Capital contribution from shareholders	690,878	1,970,098	416,913
Deferred IPO costs	(216,998)	(707,233)
Net cash provided by financing activities	1,436,725	1,616,038	2,083,292
Net (decrease) increase in cash and cash equivalents	(89,509)	(531,714)	608,341
Effect of foreign currency translation on cash and cash equivalents	(7,933)	(14,106)	(6,651)
Cash and cash equivalents at beginning of year	206,187	752,007	150,317
Cash and cash equivalents at end of year	108,745	206,187	752,007
Supplemental cash flow information:
Income taxes paid		13,230	2,306
Interest paid	100,563	57,941	41,431
Listing fee paid	277,523	659,606	53,248
Supplemental disclosure of non-cash activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability		$ 497,325